Property, Plant and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	$ 1,431	¥ 9,706	¥ 22,030
Less: Impairment loss	(279)	(1,896)	(1,896)
Less: Accumulated depreciation	(769)	(5,211)	(11,597)
Property and equipment, net	383	2,599	8,537
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	81	549	549
Computer and Network Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	387	2,624	2,485
Manufacturing Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	508	3,445	14,111
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	52	356	334
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	403	2,732	4,446
Construction in process [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross			¥ 105